VIRTUS NFJ Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—97.3%
Communication Services—3.1%
Cogeco Communications, Inc.	157,213	$ 7,277
Ziff Davis, Inc.(1)	56,345	3,589
		10,866

Consumer Discretionary—6.3%
Fox Factory Holding Corp.(1)	25,270	2,504
Malibu Boats, Inc. Class A(1)	65,757	3,223
Planet Fitness, Inc. Class A(1)	74,446	3,661
Wendy’s Co. (The)	185,342	3,783
Whirlpool Corp.	27,511	3,678
Wolverine World Wide, Inc.	215,934	1,740
YETI Holdings, Inc.(1)	74,836	3,609
		22,198

Consumer Staples—2.6%
Herbalife Ltd.(1)	152,666	2,136
Nomad Foods Ltd.(1)	227,296	3,459
Primo Water Corp.	248,574	3,430
		9,025

Energy—5.5%
Helmerich & Payne, Inc.	105,081	4,430
Matador Resources Co.	61,084	3,633
Ovintiv, Inc.	79,669	3,790
Patterson-UTI Energy, Inc.	230,006	3,184
World Kinect Corp.	189,624	4,253
		19,290

Financials—27.4%
Bank of Hawaii Corp.	69,582	3,457
Blackstone Mortgage Trust, Inc. Class A	174,906	3,804
Brighthouse Financial, Inc.(1)	87,405	4,278
Cadence Bank	180,018	3,820
Columbia Banking System, Inc.	195,242	3,963
Commerce Bancshares, Inc.	110,897	5,321
Community Bank System, Inc.	123,517	5,214
Enterprise Financial Services Corp.	96,094	3,603
Essent Group Ltd.	79,543	3,762
First Financial Bankshares, Inc.	190,238	4,779
First Interstate BancSystem, Inc. Class A	145,103	3,619
Glacier Bancorp, Inc.	155,647	4,436
Hamilton Lane, Inc. Class A	19,329	1,748
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	179,224	3,800
Heartland Financial USA, Inc.	124,435	3,662
Horace Mann Educators Corp.	131,314	3,858
	Shares	Value

Financials—continued
Lakeland Financial Corp.	73,281	$ 3,478
MarketAxess Holdings, Inc.	22,846	4,881
Pathward Financial, Inc.	97,526	4,495
Sandy Spring Bancorp, Inc.	165,628	3,549
SouthState Corp.	65,324	4,400
Stifel Financial Corp.	61,370	3,771
UMB Financial Corp.	63,645	3,949
Walker & Dunlop, Inc.	54,054	4,013
		95,660

Health Care—7.3%
Addus HomeCare Corp.(1)	66,676	5,680
Bio-Rad Laboratories, Inc. Class A(1)	8,071	2,893
Globus Medical, Inc. Class A(1)	108,202	5,372
Medpace Holdings, Inc.(1)	6,888	1,668
Pacira BioSciences, Inc.(1)	107,965	3,312
Teleflex, Inc.	15,099	2,966
Waters Corp.(1)	12,966	3,556
		25,447

Industrials—17.3%
Allegion plc	34,736	3,619
Armstrong World Industries, Inc.	50,578	3,641
ASGN, Inc.(1)	54,699	4,468
Douglas Dynamics, Inc.	99,550	3,004
Exponent, Inc.	61,086	5,229
Genpact Ltd.	154,437	5,591
ManpowerGroup, Inc.	45,236	3,317
MonotaRO Co., Ltd. Unsponsored ADR	691,623	7,338
Oshkosh Corp.	37,701	3,598
Paylocity Holding Corp.(1)	4,688	852
RB Global, Inc.	27,781	1,736
Stanley Black & Decker, Inc.	39,641	3,313
Tetra Tech, Inc.	22,908	3,483
Toro Co. (The)	44,439	3,693
UniFirst Corp.	25,352	4,133
Watts Water Technologies, Inc. Class A	20,234	3,497
		60,512

Information Technology—4.5%
Cirrus Logic, Inc.(1)	24,742	1,830
Diodes, Inc.(1)	37,343	2,944
Globant S.A.(1)	9,040	1,788
MKS Instruments, Inc.	34,641	2,998
RingCentral, Inc. Class A(1)	116,973	3,466
SPS Commerce, Inc.(1)	15,053	2,568
		15,594

Materials—9.0%
Cia Siderurgica Nacional S.A. Sponsored ADR	1,550,721	3,706
Coeur Mining, Inc.(1)	1,635,650	3,631
Kaiser Aluminum Corp.	96,261	7,245
Kronos Worldwide, Inc.	407,581	3,159
Quaker Chemical Corp.	17,109	2,737
	Shares	Value

Materials—continued
Sealed Air Corp.	112,268	$ 3,689
Stepan Co.	47,163	3,536
Tronox Holdings plc	293,895	3,950
		31,653

Real Estate—8.3%
Equity LifeStyle Properties, Inc.	81,847	5,214
Jones Lang LaSalle, Inc.(1)	25,243	3,564
National Storage Affiliates Trust	115,486	3,666
Rexford Industrial Realty, Inc.	146,439	7,227
Terreno Realty Corp.	100,861	5,729
UMH Properties, Inc.	246,958	3,462
		28,862

Utilities—6.0%
American States Water Co.	43,795	3,446
California Water Service Group	73,850	3,494
Clearway Energy, Inc. Class C	143,586	3,038
ENN Energy Holdings Ltd. Unsponsored ADR	114,677	3,768
UGI Corp.	322,459	7,417
		21,163

Total Common Stocks (Identified Cost $358,380)		340,270

Total Long-Term Investments—97.3% (Identified Cost $358,380)		340,270

TOTAL INVESTMENTS—97.3% (Identified Cost $358,380)		$340,270
Other assets and liabilities, net—2.7%		9,473
NET ASSETS—100.0%		$349,743

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	86%
Canada	4
Bermuda	3
Cayman Islands	2
Japan	2
Virgin Islands (British)	1
United Kingdom	1
Other	1
Total	100%
† % of total investments as of September 30, 2023.
See Notes to Schedule of Investments

VIRTUS NFJ Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$340,270	$340,270
Total Investments	$340,270	$340,270
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2023.
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
See Notes to Schedule of Investments

VIRTUS NFJ Small-Cap Value Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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